Revenue Recognition - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' Equity Attributable to Parent	$ (4,364)	$ (2,092)
Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' Equity Attributable to Parent	$ 14,220	13,912		$ 14,130	$ 13,625
Retained earnings | Cumulative Effect, Period of Adoption, Adjustment
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' Equity Attributable to Parent		$ 0	$ 8	$ 8	$ 0